Partners Capital (Details Textual) (USD $)	3 Months Ended				3 Months Ended				3 Months Ended		3 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 General Partner Interest [Member]	Dec. 31, 2012 General Partner Interest [Member]	Mar. 31, 2012 General Partner Interest [Member]	Dec. 31, 2011 General Partner Interest [Member]	Apr. 15, 2013 Partnership Interest [Member] High Point Infrastructure Partners, LLC [Member] AIM Midstream Holdings [Member] Subsequent Event [Member]	Apr. 15, 2013 Series A [Member] Issuance of Preferred Units [Member] High Point Infrastructure Partners, LLC [Member] Subsequent Event [Member]	Mar. 31, 2013 First Target Distribution [Member]
Subsidiary, Sale of Stock [Line Items]
Dilutive effect of unit based awards			162,860
Partners' Capital	$ 72,869,000			$ 80,165,000	$ 603,000	$ 548,000	$ 1,025,000	$ 1,091,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest											98.00%
General partner interest					2.00%
General partner interest units, outstanding	185,000			185,000
Partners' Capital Account, Units, Sale of Units, Percentage									90.00%
Preferred Units, Contributed Capital										15,000,000
Preferred Units, Issued										5,142,857
Partners Capital (Textual) [Abstract]
Percentage maintain for general partners interest					2.00%
General partner interest (185 and 185 thousand units issued and outstanding as of March 31, 2013 and December 31, 2012, respectively)	603,000			548,000
Limited Partners' Capital Account	71,928,000			79,266,000
Percentage of agragate limited partner interest	100.00%	100.00%
Distributions	$ 4,000,000		$ 4,000,000